Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	R$ 16,309,176	[1],[2]
Derivative instruments	(536,203)	[3]
Trade payables	3,518,385
Trade payables - reverse factoring	1,014,504
Leases payable	2,117,823
Financial liabilities of customers	200,415
Contingent consideration	42,186
Other payables	177,920
Financial liabilities and leases payable	22,844,206
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,087,776	[1],[2]
Derivative instruments	392,381	[3]
Trade payables	3,518,385
Trade payables - reverse factoring	1,014,504
Leases payable	355,336
Financial liabilities of customers	30,257
Contingent consideration	0
Other payables	159,930
Financial liabilities and leases payable	9,558,569
Between 1 and 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	6,071,329	[1],[2]
Derivative instruments	933,913	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	523,929
Financial liabilities of customers	170,158
Contingent consideration	0
Other payables	17,990
Financial liabilities and leases payable	7,717,319
Between 3 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	4,646,153	[1],[2]
Derivative instruments	(1,082,726)	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	346,561
Financial liabilities of customers	0
Contingent consideration	42,186
Other payables	0
Financial liabilities and leases payable	3,952,174
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans including future contractual interest	1,503,918	[1],[2]
Derivative instruments	(779,771)	[3]
Trade payables	0
Trade payables - reverse factoring	0
Leases payable	891,997
Financial liabilities of customers	0
Contingent consideration	0
Other payables	0
Financial liabilities and leases payable	R$ 1,616,144

[1]	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
[2]	The interest on loans was estimated based on the US dollar futures contracts, Yen futures contracts, Euro futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2024.
[3]	The derivative instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2024. In the table above, only the derivative instruments with negative results at the time of settlement were considered.